FAIR VALUE MEASUREMENT, Derivative Liability (FY) (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022
Derivative Liability [Roll Forward]
Estimated fair value	$ 18,402,800	$ 14,905,300	$ 14,905,300	$ 75,355,200
Change in fair value of derivative liabilities	225,916,000	$ (5,659,900)	2,791,600	(75,809,900)
Additions from new convertible notes			705,900	15,360,000
Estimated fair value	$ 244,318,900		$ 18,402,800	$ 14,905,300